PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB
Leasehold improvements	212,239	568,314
Teahouse operation equipment	40,840	118,807
Electronic equipment	22,106	43,565
Manufacturing equipment	27,449	—
Vehicles	14,289	18,760
Property	649	374
Construction in progress	4,177	37,466
Total	321,749	787,286
Less: accumulated depreciation	(72,746)	(203,616)
Net book value	249,003	583,670